Changes in Capital Accounts, Tender Offer for Exchange of Shares (Details)		6 Months Ended		12 Months Ended
	Jan. 27, 2022 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 $ / shares shares	Mar. 05, 2021 $ / shares
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Common stock, shares that can be exchanged (in shares) | shares				4,066,181
Common stock, par value (in dollars per share)		$ 0.01		$ 0.01	$ 0.01
Preferred stock, par value (in dollars per share)		$ 0.01		0.01
Common stock, number of shares tendered for exchange (in shares) | shares	2,834,612
Shares issued (in shares) | shares		526,916
Dividends accrued but not declared | $		$ 328,000	$ 0
Expected Volatility [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input		0.65
Risk Free Rate [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input		0.0074
Treasury Yield [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Common stock, par value (in dollars per share)				0.01
Measurement input		1 year
Common Stock [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input		3.09
Expected Life [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input		5 years
Level 1 [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Fair value of common shares exchanged | $		$ 8,759
Series B Preferred Stock [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Preferred stock, par value (in dollars per share)				$ 0.01
Preferred stock, shares issued upon exchange for each common share (in shares) | shares				0.28
Dividend rate percentage				4.00%
Number of trading days used to calculate volume-weighted average price of common stock		10 days
Conversion Period		30 days
Preferred stock, conversion price per share (in dollars per share)				$ 7.50
Preferred stock, fixed liquidation preference per share (in dollars per share)				25.00
Preferred stock, redemption period		15 months
Preferred stock, redemption price per share (in dollars per share)				25.00
Shares issued (in shares) | shares	793,657
Aggregate liquidation preference | $	$ 19,841,000
Preferred stock, excess value of shares over fair value of shares exchanged | $		$ 9,271,000
Preferred stock, per share excess value of shares over fair value of shares exchanged (in dollars per share)		$ 11.68
Series B Preferred Stock [Member] | Dividend Yield [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input		0.04
Series B Preferred Stock [Member] | Non-Recurring Basis [Member] | Level 3 [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Fair value of preferred stock | $	$ 18,030,000
Series B Preferred Stock [Member] | Minimum [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Dividends accrued but not declared | $		$ 328,000
Series B Preferred Stock [Member] | Mrs. Aliki Paliou [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Shares issued (in shares) | shares	657,396
Series B Preferred Stock [Member] | Mr. Andreas Michalopoulos [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Shares issued (in shares) | shares	28,171
Series C Preferred Stock [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Preferred stock, par value (in dollars per share)				$ 0.01
Dividend rate percentage				5.00%
Number of trading days used to calculate volume-weighted average price of common stock		10 days
Preferred stock, conversion price per share (in dollars per share)				$ 5.50
Number of shares issued upon conversion (in shares) | shares				2
Preferred stock, fixed liquidation preference per share (in dollars per share)				$ 25.00
Period after date of original issuance that shares can be converted to common shares		6 months
Multiplier used to determine number of votes		10
Series C Preferred Stock [Member] | Dividend Yield [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input		0.05
Series C Preferred Stock [Member] | Minimum [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Preferred stock, conversion price per share (in dollars per share)				$ 0.50
Period after date of original issuance of Series B Preferred Shares that liquidation preference will be established		1 year